SUPPLEMENT DATED AUGUST 20, 2007 TO THE

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2007

On August 16, 2007, the Board of Trustees (“Board”) of the First Investors Life Series Funds approved, subject to approval by the shareholders of the Life Series Special Bond Fund (“Special Bond Fund”) at a Special Meeting, the reorganization of the Special Bond Fund into the Life Series High Yield Fund (“High Yield Fund”). If approved by shareholders, shares held by each shareholder of the Special Bond Fund will be exchanged for shares of the High Yield Fund based on the shareholder’s value of his or her investment in the Special Bond Fund. The exchange of shares of the Special Bond Fund for shares of the High Yield Fund is intended to be a tax-free transaction for federal income tax purposes and as such, it is not considered a taxable event. Please note that the Board reserves the right to terminate and abandon the plan of reorganization.

The foregoing changes will not be implemented until the required approvals are obtained from the insurance regulators that oversee the insurance contracts that invest in the Special Bond Fund. Following the required approvals from the insurance regulators, Special Bond Fund shareholders will receive a prospectus and proxy statement that discusses the objectives, principal investment strategies and risks of the High Yield Fund and  notice of the Special Meeting.

LSP08207

SUPPLEMENT DATED AUGUST 20, 2007 TO THE

FIRST INVESTORS SPECIAL BOND FUND PROSPECTUS

DATED MAY 1, 2007

On August 16, 2007, the Board of Trustees (“Board”) of the First Investors Life Series Funds approved, subject to approval by the shareholders of the Life Series Special Bond Fund (“Special Bond Fund”) at a Special Meeting, the reorganization of the Special Bond Fund into the Life Series High Yield Fund (“High Yield Fund”). If approved by shareholders, shares held by each shareholder of the Special Bond Fund will be exchanged for shares of the High Yield Fund based on the shareholder’s value of his or her investment in the Special Bond Fund. The exchange of shares of the Special Bond Fund for shares of the High Yield Fund is intended to be a tax-free transaction for federal income tax purposes and as such, it is not considered a taxable event. Please note that the Board reserves the right to terminate and abandon the plan of reorganization.

The foregoing changes will not be implemented until the required approvals are obtained from the insurance regulators that oversee the insurance contracts that invest in the Special Bond Fund. Following the required approvals from the insurance regulators, Special Bond Fund shareholders will receive a prospectus and proxy statement that discusses the objectives, principal investment strategies and risks of the High Yield Fund and notice of the Special Meeting.

SB0807